Note 4 - Loans Receivable, Net (Details) - Loans Originated by State (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Loans and leases receivable gross carrying amount	$ 373,556	$ 396,049
Single Family and Multi Family Residential Loans [Member] | IA [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Loans and leases receivable gross carrying amount	3,145	3,793
Percentage of loans and lease receivable gross carrying amount	4.50%	5.00%
Single Family and Multi Family Residential Loans [Member] | MN [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Loans and leases receivable gross carrying amount	62,219	69,219
Percentage of loans and lease receivable gross carrying amount	89.10%	90.50%
Single Family and Multi Family Residential Loans [Member] | WI [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Loans and leases receivable gross carrying amount	3,160	1,770
Percentage of loans and lease receivable gross carrying amount	4.50%	2.30%
Single Family and Multi Family Residential Loans [Member] | Other States [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Loans and leases receivable gross carrying amount	1,317	1,685
Percentage of loans and lease receivable gross carrying amount	1.90%	2.20%
Single Family and Multi Family Residential Loans [Member]
Note 4 - Loans Receivable, Net (Details) - Loans Originated by State [Line Items]
Loans and leases receivable gross carrying amount	$ 69,841	$ 76,467
Percentage of loans and lease receivable gross carrying amount	100.00%	100.00%